OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2013	2012

Employees and payroll accruals	$328,743	$84,076
Accrued expenses	591,071	232,327

	$919,814	$316,403